ACCOUNTING STANDARDS NEWLY ISSUED NOT YET EFFECTIVE	9 Months Ended
Sep. 30, 2014
ACCOUNTING STANDARDS NEWLY ISSUED NOT YET EFFECTIVE [Abstract]
ACCOUNTING STANDARDS NEWLY ISSUED NOT YET EFFECTIVE
NOTE 2- ACCOUNTING STANDARDS NEWLY ISSUED NOT YET EFFECTIVE

In January 2014, the FASB issued Accounting Standards Update 2014-04, "Receivables - Troubled Debt Restructuring by Creditors." This update clarifies when an in substance repossession or foreclosure occurs, that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized. The update is effective for annual and interim periods within those annual periods, beginning after December 15, 2014. We do not believe this update will have a significant impact on our consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update 2014-09, "Revenue from Contracts with Customers." This update is a joint project with the International Accounting Standards Board initiated to clarify the principles for recognizing revenue and to develop a common revenue standard that is meant to remove inconsistencies and weaknesses in revenue requirements, provide a more robust framework for addressing revenue issues, improve comparability of revenue recognition practices, provide more useful information to users of financial statements and simplify the preparation of financial statements. The guidance in this update supersedes the revenue recognition requirements in Topic 605, "Revenue Recognition" and most industry-specific guidance throughout the Industry Topics of Codification. This update is effective for annual and interim periods beginning after December 15, 2016. The Company is still evaluating the expected impact on our consolidated financial statements.